787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

January 17, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Credit Suisse Asset Management Income Fund, Inc.
1933 Act File No. 333-184589

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the proposed offering by the Fund of additional shares of common stock, par value $0.001 per share (the “Shares”) on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.  The Fund is registering $40,000,000 of Shares.

The Amendment is being filed in order to respond to comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on November 19, 2012 regarding the above-referenced Registration Statement, incorporate financial information, make such other changes as the Fund has deemed appropriate and file any remaining exhibits.

In accordance with Rule 111 under the 1933 Act, the Fund paid a registration fee of $5,456 in connection with the initial filing of the Registration Statement.

Concurrently with the filing of the Amendment, the Fund expects to submit in writing to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8611.

Sincerely,

/s/ Elizabeth G. Miller
Elizabeth G. Miller

Enclosures

cc:                                Joanne Doldo, Credit Suisse Asset Management, LLC

Rose F. DiMartino, Willkie Farr & Gallagher LLP

Elliot J. Gluck, Willkie Farr & Gallagher LLP

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